Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other investments
Other investments	SFr 4,890	SFr 5,964
Accumulated depreciation, real estate held for investment	31	140	SFr 137
Impairment charges	0	16	31
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	3	41
Equity method investments
Other investments
Other investments	2,467	3,066
Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,207	1,292
of which at net asset value
Other investments
Other investments	530	742
of which at measurement alternative
Other investments
Other investments	227	175
of which at fair value
Other investments
Other investments	208	161
of which at cost less impairment
Other investments
Other investments	242	214
Real estate held for investment
Other investments
Other investments	79	232
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	3	41
Life finance instruments
Other investments
Other investments	1,137	1,374
Bank
Other investments
Other investments	4,824	5,893
Accumulated depreciation, real estate held for investment	27	136	133
Impairment charges	0	16	SFr 31
Bank | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	3	41
Bank | Equity method investments
Other investments
Other investments	2,429	3,027
Bank | Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,202	1,283
Bank | of which at net asset value
Other investments
Other investments	526	734
Bank | of which at measurement alternative
Other investments
Other investments	227	175
Bank | of which at fair value
Other investments
Other investments	208	161
Bank | of which at cost less impairment
Other investments
Other investments	241	213
Bank | Real estate held for investment
Other investments
Other investments	56	209
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	3	41
Bank | Life finance instruments
Other investments
Other investments	SFr 1,137	SFr 1,374